Cboe Vest S&P 500 Enhanced Growth Strategy Fund
The disclosure under “Fund Summary – Fees and Expenses of the Fund” in the Prospectus of the Cboe Vest S&P 500® Enhanced Growth Strategy Fund is hereby replaced with:
Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cboe Vest S&P 500 Enhanced Growth Strategy Fund	Investor Class Shares	Institutional Class Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cboe Vest S&P 500 Enhanced Growth Strategy Fund		Investor Class Shares		Institutional Class Shares		Class Y Shares
Management Fee		0.75%		0.75%		0.75%
Distribution (12b-1) and Service Fees		0.25%		none		none
Shareholder Services Plan	[1]	0.15%		0.10%		none
Other Expenses	[1]	0.50%		0.50%		0.50%
Total Annual Fund Operating Expenses		1.65%		1.35%		1.25%
Fee Waivers and/or Expense Reimbursements		(0.45%)	[2]	(0.40%)	[2]	(0.50%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)		1.20%	[2]	0.95%	[2]	0.70%	[3]
[1]	Other Expenses and Shareholder Services Plan are estimated for the Fund's initial fiscal year.
[2]	Effective August 16, 2016, Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[3]	"Fee Waivers and/or Expense Reimbursements" and "Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)" for Class Y Shares have been restated to reflect the contractual reduction in the annual expense limit for Class Y from 0.75% to 0.70% (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cboe Vest S&P 500 Enhanced Growth Strategy Fund - USD ($)	ExpenseExampleYear01	ExpenseExampleYear03	ExpenseExampleYear05	ExpenseExampleYear10
Investor Class Shares	122	476	855	1,917
Institutional Class Shares	97	388	701	1,589
Class Y Shares	72	342	633	1,463